Current Taxes and Deferred Taxes - Summary of Effect for Deferred Taxes Presented Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of deferred income taxes [line items]
Allowances for loan losses	$ 233,612	$ 208,859
Accrued interest on past due portfolio	11,604	3,919
Unearned price differences	950	340
Personnel provisions	11,817	11,339
Contingencie provisions	38,308	54,579
Tax losses	81,182	57,248
Net tax value of amortizable assets	1,371	1,459
Depreciation of property, plant and equipment	(34,768)	(29,541)
Lease division and others	(31,311)	17,249
Mark to market of financial instruments	(28,587)	(34,892)
Ita-Corpbanca business combination	(11,502)	(17,399)
IFRS 16 leases effect	1,417	(2,275)
Others	519	1,326
Totals assets (liabilities), net	274,612	272,211
Deferred Income Tax Assets [Member]
Disclosure of deferred income taxes [line items]
Allowances for loan losses	233,612	208,859
Accrued interest on past due portfolio	11,604	3,919
Unearned price differences	950	340
Personnel provisions	11,817	11,339
Contingencie provisions	38,308	54,579
Tax losses	81,182	57,248
Net tax value of amortizable assets	1,371	1,459
Depreciation of property, plant and equipment	(34,768)	(29,541)
Lease division and others	(31,311)	17,249
Mark to market of financial instruments	(28,587)	(34,892)
Ita-Corpbanca business combination	(11,502)	(17,399)
IFRS 16 leases effect	1,417	(2,275)
Others	519	1,326
Totals assets (liabilities), net	$ 274,612	$ 272,211